Share-based payments (Details)		12 Months Ended		24 Months Ended	48 Months Ended
	Mar. 01, 2010 shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2010 condition shares	Dec. 31, 2012 shares	Dec. 31, 2016 USD ($) shares	Sep. 21, 2016 $ / shares	Dec. 31, 2015 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax benefit from compensation expense | $		$ 0
2010 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares) | shares		7,500,000	2,950,000	5,000,000	7,500,000
2010 Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of diluted common shares initially available for grant			5.00%
Number of shares issued upon exercise of each option (in shares) | shares			1
Expiration period			10 years
Number of vesting conditions | condition			2
2010 Plan | Time Vesting Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period			90 days
Percent of option award granted, time vested			50.00%
Compensation not yet recognised | $		$ 0			$ 0		$ 8,000
2010 Plan | Time Vesting Employee Stock Option | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage			25.00%
2010 Plan | Performance Vesting Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of option award granted, performance vesting			50.00%
Valuation event, percent of total common shares transferred			5.00%
Multiple of invested capital (more than)						200.00%
Original capital invested (in dollars per share) | $ / shares						$ 12.09
Compensation not yet recognised | $		$ 0			$ 0		$ 8,689,000
1997 Stock Option Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued upon exercise of each option (in shares) | shares	1
Award vesting period	4 years
1997 Stock Option Plan | Employee Stock Option | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	25.00%
1997 Stock Option Plan | Employee Stock Option | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	25.00%
1997 Stock Option Plan | Employee Stock Option | Share-based Compensation Award, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	25.00%
1997 Stock Option Plan | Employee Stock Option | Share-based Compensation Award, Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	25.00%
1997 Stock Option Plan | Time Vesting Employee Stock Option | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage			25.00%
1997 Stock Option Plan | Time Vesting Employee Stock Option | Share-based Compensation Award, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage			25.00%
1997 Stock Option Plan | Time Vesting Employee Stock Option | Share-based Compensation Award, Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage			25.00%
EDIP | Time Vesting Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
2012 and 2011 ELTIP | Time Vesting Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				3 years
Percent of option award granted, time vested				50.00%
2012 and 2011 ELTIP | Time Vesting Shares and Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of vesting conditions				2
2012 and 2011 ELTIP | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				3 years
Percent of option award granted, performance vesting				50.00%
2016, 2015, 2014, 2013 ELTIP | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					3 years